RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
May 31, 2018
Related Party Transactions [Abstract]
Schedule of Debt Conversions [Table Text Block]
		Accrued
	Principal	Interest	# Shares
Jeffrey Binder	$464,698	$43,058	(1,624,819)
Frank Koretsky	-	46,626	(149,203)
Newcan Investment Partners LLC	956,658	98,098	(3,375,220)
CLS CO 2016 LLC	-	9,308	(29,786)
Total	$1,421,356	$197,090	(5,179,028)
		Accrued
	Principal	Interest	# Shares
Jeffrey Binder	$442,750	$19,427	(1,848,708)
Frank Koretsky	1,485,000	130,069	(6,460,276)
Newcan Investment Partners LLC	460,000	7,747	(1,870,988)
CLS CO 2016 LLC	150,000	9,247	(636,988)
Total	$2,537,750	$166,490	(10,816,960)